CHAPTER 11 FILING AND EMERGENCE FROM BANKRUPTCY (Narrative) (Details)			3 Months Ended	12 Months Ended
	Aug. 05, 2014 USD ($) $ / shares shares	May 02, 2014 USD ($) $ / shares shares	Mar. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jun. 02, 2016 $ / shares	Feb. 29, 2016 item	Mar. 07, 2014 USD ($)
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Bankruptcy proceedings, date petition for bankruptcy filed			Nov. 14, 2012	Nov. 14, 2012
Bankruptcy proceedings, court where petition was filed			U.S. Bankruptcy Court for the District of Delaware	U.S. Bankruptcy Court for the District of Delaware
Plan of reorganization, date plan filed				Mar. 07, 2014
Plan of reorganization, date plan is effective			Aug. 05, 2014	Aug. 05, 2014
Debtor-in-possession financing, amount arranged | $								$ 1,500,000,000
Stock issued during period, value, new issues | $		$ 1,510,000,000			$ 1,510,000,000
Proceeds from issuance or sale of equity | $	$ 1,510,000,000
Subsequent Event [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Common stock, par or stated value per share | $ / shares						$ 0.01
Bankruptcy claims, number of claims settled | item							181
OBS Term Loan [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Long-term debt, gross | $	603,000,000
OIN Term Loan [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Long-term debt, gross | $	$ 628,375,000
Amended and Restated Certificate [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Common stock, shares authorized	1,067,926,805
Preferred stock, shares authorized	60,000,000
Preferred stock, par or stated value per share | $ / shares	$ 0.01
Class A Warrant [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Stock issued during period, shares, new issues	213,715,419
Class B Warrant [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Stock issued during period, shares, new issues	2,469,013
Common Class A [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Common stock, shares authorized			1,000,000,000	1,000,000,000	1,000,000,000
Common stock, par or stated value per share | $ / shares			$ 0.01	$ 0.01	$ 0.01
Stock issued during period, shares, new issues	306,857,778
Common Class A [Member] | Amended and Restated Certificate [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Common stock, shares authorized	1,000,000,000
Common stock, par or stated value per share | $ / shares	$ 0.01
Common Class B [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Common stock, shares authorized			7,926,805	7,926,805	7,926,805
Common stock, par or stated value per share | $ / shares			$ 0.01	$ 0.01	$ 0.01
Stock issued during period, shares, new issues	5,457,591
Common Class B [Member] | Amended and Restated Certificate [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Common stock, shares authorized	7,926,805
Common stock, par or stated value per share | $ / shares	$ 0.01
Secured Debt [Member] | OBS Term Loan [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Debt instrument, face amount | $	$ 603,000,000
Secured Debt [Member] | OIN Term Loan [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Debt instrument, face amount | $	628,375,000
Revolving Credit Facility [Member] | OIN Revolver Facility [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Line of credit facility, maximum borrowing capacity | $	50,000,000
Revolving Credit Facility [Member] | Secured Debt [Member] | OBS ABL Facility [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Line of credit facility, maximum borrowing capacity | $	$ 75,000,000
Rights [Member] | Common Class A [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Class of warrant or right, number of securities called by each warrant or right		12
Shares issued, price per share | $ / shares		$ 3.00
Stock issued during period, shares, new issues		25,166,668
Parent Company [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Bankruptcy proceedings, date petition for bankruptcy filed				Nov. 14, 2012
Bankruptcy proceedings, court where petition was filed				U.S. Bankruptcy Court for the District of Delaware
Plan of reorganization, date plan filed				Mar. 07, 2014
Plan of reorganization, date plan is effective				Aug. 05, 2014
Debtor-in-possession financing, amount arranged | $								$ 1,500,000,000
Parent Company [Member] | Common Class A [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Common stock, shares authorized				1,000,000,000	1,000,000,000
Common stock, par or stated value per share | $ / shares				$ 0.01	$ 0.01
Parent Company [Member] | Common Class B [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Common stock, shares authorized				7,926,805	7,926,805
Common stock, par or stated value per share | $ / shares				$ 0.01	$ 0.01